SCHEDULE OF CONVERTIBLE BONDS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2021
Short-Term Debt [Line Items]
Total principal	$ 10,000,000	$ 10,000,000
Less: unamortized debt discount		(807,860)
Net carrying amount	10,000,000	9,192,140
Less: maturing within one year	(10,000,000)	9,192,140
Convertible bonds
Convertible Bond A [Member]
Short-Term Debt [Line Items]
Total principal
Less: unamortized debt discount	(2,134,031)
Convertible Bond B [Member]
Short-Term Debt [Line Items]
Total principal			$ 18,000,000
Less: unamortized debt discount	(6,634,030)
Convertible Bond C [Member]
Short-Term Debt [Line Items]
Total principal
Less: unamortized debt discount	(49,353)
Convertible Bond D [Member]
Short-Term Debt [Line Items]
Total principal		10,000,000
Convertible Bond E [Member]
Short-Term Debt [Line Items]
Total principal	$ 10,000,000